UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Havens Advisors
Address: 600 Lexington Avenue, 29th Floor
         New York, New York  10022

13F File Number:  028-10727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nancy Havens-Hasty
Title:     President
Phone:     212-355-0050

Signature, Place, and Date of Signing:

 /s/Nancy Havens-Hasty     New York, NY     January 23, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $220,261 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIGROUP CORP                COM              03073T102       55      600 SH  PUT  SOLE                        0      600        0
AMGEN INC                      COM              031162100      972    11276 SH       SOLE                        0    11276        0
ARBITON INC                    COM              03875Q108     4108    88000 SH       SOLE                        0    88000        0
CARIBOU COFFEE INC             COM              142042209     4048   250000 SH       SOLE                        0   250000        0
CUMULUS MEDIA INC              CL A             231082108     1297   485929 SH       SOLE                        0   485929        0
CYMER INC                      COM              232572107    20166   223000 SH       SOLE                        0   223000        0
ELOQUA INC                     COM              290139104     1874    79453 SH       SOLE                        0    79453        0
GEOEYE INC                     COM              37250W108     7258   236200 SH       SOLE                        0   236200        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406     2513    47353 SH       SOLE                        0    47353        0
JEFFERIES GROUP INC NEW        COM              472319102     2338   125900 SH       SOLE                        0   125900        0
JUNIPER NETWORKS INC           COM              48203R104     1656    84190 SH       SOLE                        0    84190        0
KAYAK SOFTWARE CORP            CL A             486577109     5164   130000 SH       SOLE                        0   130000        0
LEUCADIA NATL CORP             COM              527288104     2301    96734 SH       SOLE                        0    96734        0
LIFEPOINT HOSPITALS INC        COM              53219L109      116     3070 SH       SOLE                        0     3070        0
MCMORAN EXPLORATION CO         COM              582411104    13628   849071 SH       SOLE                        0   849071        0
METROPCS COMMUNICATIONS INC    COM              591708102     2276   229000 SH       SOLE                        0   229000        0
MIPS TECHNOLOGIES INC          COM              604567107    14230  1824421 SH       SOLE                        0  1824421        0
NEXEN INC                      COM              65334H102    29149  1082000 SH       SOLE                        0  1082000        0
NYSE EURONEXT                  COM              629491101      378    12000 SH       SOLE                        0    12000        0
PFIZER INC                     COM              717081103     1676    66842 SH       SOLE                        0    66842        0
PILGRIMS PRIDE CORP NEW        COM              72147K108     1347   186000 SH       SOLE                        0   186000        0
PLAINS EXPL&PRODTN CO          COM              726505100    13941   297000 SH       SOLE                        0   297000        0
PPG INDS INC                   COM              693506107     6768    50000 SH  PUT  SOLE                        0    50000        0
PPG INDS INC                   COM              693506107     6768    50000 SH       SOLE                        0    50000        0
PRICELINE COM INC              COM NEW          741503403      930     1500 SH  PUT  SOLE                        0     1500        0
RALCORP HLDGS INC NEW          COM              751028101     1210    13500 SH       SOLE                        0    13500        0
RETALIX LTD                    ORD              M8215W109     7643   257000 SH       SOLE                        0   257000        0
SANOFI                         RIGHT 12/31/2020 80105N113     3785  2226600 SH       SOLE                        0  2226600        0
SAUER-DANFOSS INC              COM              804137107     8166   153000 SH       SOLE                        0   153000        0
SHAW                           COM              820280105    29002   622228 SH       SOLE                        0   622228        0
SPRINT NEXTEL CORP             COM SER 1        852061100      142    25000 SH  PUT  SOLE                        0    25000        0
SPRINT NEXTEL CORP             COM SER 1        852061100     5812  1025000 SH       SOLE                        0  1025000        0
SUNRISE SENIOR LIVING INC      COM              86768K106     4242   295000 SH       SOLE                        0   295000        0
TEAVANA HLDGS INC              COM              87819P102     2635   170000 SH       SOLE                        0   170000        0
TELLABS INC                    COM              879664100       93    40966 SH       SOLE                        0    40966        0
TNS INC                        COM              872960109     2073   100000 SH       SOLE                        0   100000        0
US CONCRETE INC                COM NEW          90333L201     3664   404838 SH       SOLE                        0   404838        0
WESTERN UN CO                  COM              959802109     2149   157883 SH       SOLE                        0   157883        0
YAHOO INC                      COM              984332106      647    32520 SH       SOLE                        0    32520        0
YM BIOSCIENCES INC             COM              984238105     4041  1408179 SH       SOLE                        0  1408179        0